Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 468,714	Royalties	UNITED STATES	Office Of Natural Resources Revenue	Alabama	wti:OilAndNaturalGasMember	Well
#: 2
	67,040,819	Royalties	UNITED STATES	Office Of Natural Resources Revenue	Federal	wti:OilAndNaturalGasMember	Well
#: 3
	$ 1,848,970	Fees	UNITED STATES	Office Of Natural Resources Revenue	Federal	wti:OilAndNaturalGasMember	Well